Tangible Equity Units (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Tangible Equity Units [Line Items]
Tangible Equity Units, Number of Units Issued	2,875,000
Tangible Equity Units, Issuance Costs	$ 8,900,000
Proceeds From Issuance of Tangible Equity Units Net	278,600,000
Restricted cash	84,800,000	38,100,000
Debt Instrument, Interest Rate, Stated Percentage	7.375%
Tangible Equity Units Unit Price	$ 100.00
Weighted-average Price Settlement, Trading Days, Settlement	20 days
Tangible Equity Units Equity Component [Member]
Tangible Equity Units [Line Items]
Tangible Equity Units, Carrying Amount	85.48
Proceeds from Issuance of Tangible Equity Units, Gross	245,700,000
Tangible Equity Units, Issuance Costs	(7,600,000)
Proceeds From Issuance of Tangible Equity Units Net	238,100,000
Tangible Equity Units Debt Component [Member]
Tangible Equity Units [Line Items]
Tangible Equity Units, Carrying Amount	14.5219
Proceeds from Issuance of Tangible Equity Units, Gross	41,800,000
Tangible Equity Units, Issuance Costs	(1,300,000)
Proceeds From Issuance of Tangible Equity Units Net	40,500,000
Debt Instrument, Interest Rate, Stated Percentage	5.25%
Tangible Equity Unit, Equity Component, Settlement Rate per Unit	$ 1.3125
Tangible Equity Units [Member]
Tangible Equity Units [Line Items]
Tangible Equity Units, Carrying Amount	100.0000
Proceeds from Issuance of Tangible Equity Units, Gross	287,500,000
Tangible Equity Units, Issuance Costs	(8,900,000)
Proceeds From Issuance of Tangible Equity Units Net	278,600,000
Senior Amortizing Note Installment Payment for September First Two Thousand Fourteen [Member] | Tangible Equity Units Debt Component [Member]
Tangible Equity Units [Line Items]
Tangible Equity Unit, Equity Component, Settlement Rate per Unit	$ 1.35625
Maximum [Member]
Tangible Equity Units [Line Items]
Tangible Equity Unit, Equity Component, Settlement, Market Value of Commont Stock	$ 2.0964
Minimum [Member]
Tangible Equity Units [Line Items]
Tangible Equity Unit, Equity Component, Settlement, Market Value of Commont Stock	$ 1.7114
Other Current Assets [Member] | Tangible Equity Units Equity Component [Member]
Tangible Equity Units [Line Items]
Tangible Equity Units, Issuance Costs	0
Other Current Assets [Member] | Tangible Equity Units Debt Component [Member]
Tangible Equity Units [Line Items]
Tangible Equity Units, Issuance Costs	700,000
Other Current Assets [Member] | Tangible Equity Units [Member]
Tangible Equity Units [Line Items]
Tangible Equity Units, Issuance Costs	700,000
Other Assets [Member] | Tangible Equity Units Equity Component [Member]
Tangible Equity Units [Line Items]
Tangible Equity Units, Issuance Costs	0
Other Assets [Member] | Tangible Equity Units Debt Component [Member]
Tangible Equity Units [Line Items]
Tangible Equity Units, Issuance Costs	600,000
Other Assets [Member] | Tangible Equity Units [Member]
Tangible Equity Units [Line Items]
Tangible Equity Units, Issuance Costs	600,000
Long Term Debt, Current Maturities [Member] | Tangible Equity Units Equity Component [Member]
Tangible Equity Units [Line Items]
Proceeds from Issuance of Tangible Equity Units, Gross	0
Long Term Debt, Current Maturities [Member] | Tangible Equity Units Debt Component [Member]
Tangible Equity Units [Line Items]
Proceeds from Issuance of Tangible Equity Units, Gross	13,300,000
Long Term Debt, Current Maturities [Member] | Tangible Equity Units [Member]
Tangible Equity Units [Line Items]
Proceeds from Issuance of Tangible Equity Units, Gross	13,300,000
Long-term Debt [Member] | Tangible Equity Units Equity Component [Member]
Tangible Equity Units [Line Items]
Proceeds from Issuance of Tangible Equity Units, Gross	0
Long-term Debt [Member] | Tangible Equity Units Debt Component [Member]
Tangible Equity Units [Line Items]
Proceeds from Issuance of Tangible Equity Units, Gross	28,500,000
Long-term Debt [Member] | Tangible Equity Units [Member]
Tangible Equity Units [Line Items]
Proceeds from Issuance of Tangible Equity Units, Gross	28,500,000
Additional Paid-in Capital [Member] | Tangible Equity Units Equity Component [Member]
Tangible Equity Units [Line Items]
Proceeds From Issuance of Tangible Equity Units Net	238,100,000
Additional Paid-in Capital [Member] | Tangible Equity Units Debt Component [Member]
Tangible Equity Units [Line Items]
Proceeds From Issuance of Tangible Equity Units Net	0
Additional Paid-in Capital [Member] | Tangible Equity Units [Member]
Tangible Equity Units [Line Items]
Proceeds From Issuance of Tangible Equity Units Net	$ 238,100,000
Tangible Equity Unit, Equity Component, Settlement, Market Value of Common Stock, Range One [Member]
Tangible Equity Units [Line Items]
Tangible Equity Unit, Equity Component, Settlement, Market Value of Commont Stock	$ 58.4325
Tangible Equity Unit, Equity Component, Settlement Rate per Unit	1.7114
Tangible Equity Unit, Equity Component, Settlement, Market Value of Common Stock, Range Two [Member] | Maximum [Member]
Tangible Equity Units [Line Items]
Tangible Equity Unit, Equity Component, Settlement, Market Value of Commont Stock	$ 58.4325
Tangible Equity Unit, Equity Component, Settlement, Market Value of Common Stock, Range Two [Member] | Minimum [Member]
Tangible Equity Units [Line Items]
Tangible Equity Unit, Equity Component, Settlement, Market Value of Commont Stock	$ 47.70
Tangible Equity Unit, Equity Component, Settlement, Market Value of Common Stock, Range Three [Member]
Tangible Equity Units [Line Items]
Tangible Equity Unit, Equity Component, Settlement, Market Value of Commont Stock	$ 47.70
Tangible Equity Unit, Equity Component, Settlement Rate per Unit	2.0964